Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—2.6%
Cable One, Inc.	183	$345
Cardlytics, Inc.(1)	6,196	437
		782

Consumer Discretionary—14.2%
CarParts.com, Inc.(1)	10,272	111
Cavco Industries, Inc.(1)	948	171
Churchill Downs, Inc.	2,700	442
Five Below, Inc.(1)	2,702	343
KB Home	9,236	355
LGI Homes, Inc.(1)	2,556	297
Lithia Motors, Inc. Class A	1,193	272
Murphy USA, Inc.(1)	802	103
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,814	333
Papa John’s International, Inc.	2,020	166
Planet Fitness, Inc. Class A(1)	4,492	277
RH(1)	660	253
Texas Roadhouse, Inc.	9,290	565
Wingstop, Inc.	3,735	510
		4,198

Consumer Staples—2.8%
Boston Beer Co., Inc. (The) Class A(1)	530	468
WD-40 Co.	1,859	352
		820

Financials—5.2%
Ares Management Corp. Class A	7,623	308
Essent Group Ltd.	5,699	211
First Financial Bankshares, Inc.	5,299	148
Goosehead Insurance, Inc. Class A	3,777	327
NMI Holdings, Inc. Class A(1)	12,092	215
RLI Corp.	3,834	321
		1,530

Health Care—33.4%
Addus HomeCare Corp.(1)	1,297	123
Akero Therapeutics, Inc.(1)	4,482	138
Allakos, Inc.(1)	2,242	183
Amedisys, Inc.(1)	866	205
Amicus Therapeutics, Inc.(1)	16,168	228
Chemed Corp.	1,589	763
	Shares	Value

Health Care—continued
ChemoCentryx, Inc.(1)	5,699	$312
Encompass Health Corp.	6,073	395
Fate Therapeutics, Inc.(1)	4,230	169
GW Pharmaceuticals plc ADR(1)	2,095	204
Insmed, Inc.(1)	7,813	251
Inspire Medical Systems, Inc.(1)	4,324	558
Insulet Corp.(1)	2,870	679
Karyopharm Therapeutics, Inc.(1)	11,386	166
LHC Group, Inc.(1)	3,409	725
Madrigal Pharmaceuticals, Inc.(1)	1,291	153
MyoKardia, Inc.(1)	1,885	257
Natera, Inc.(1)	9,493	686
Novocure Ltd.(1)	5,536	616
Penumbra, Inc.(1)	2,758	536
Phreesia, Inc.(1)	10,231	329
Reata Pharmaceuticals, Inc. Class A(1)	3,483	339
REGENXBIO, Inc.(1)	3,971	109
Sarepta Therapeutics, Inc.(1)	4,393	617
Tandem Diabetes Care, Inc.(1)	7,307	830
Ultragenyx Pharmaceutical, Inc.(1)	3,578	294
		9,865

Industrials—16.4%
Brink’s Co. (The)	5,465	225
Casella Waste Systems, Inc. Class A(1)	11,066	618
Chart Industries, Inc.(1)	5,212	366
ESCO Technologies, Inc.	2,104	170
Herc Holdings, Inc.(1)	3,226	128
IAA, Inc.(1)	2,525	131
Mercury Systems, Inc.(1)	7,788	603
MSA Safety, Inc.	2,366	317
Parsons Corp.(1)	2,539	85
Proto Labs, Inc.(1)	2,883	373
Saia, Inc.(1)	4,501	568
Simpson Manufacturing Co., Inc.	4,538	441
Teledyne Technologies, Inc.(1)	2,687	834
		4,859

Information Technology—20.7%
Agilysys, Inc.(1)	9,012	218
Brooks Automation, Inc.	7,400	342
Cabot Microelectronics Corp.	3,147	449
	Shares	Value

Information Technology—continued
Coupa Software, Inc.(1)	2,353	$645
Everbridge, Inc.(1)	3,140	395
Five9, Inc.(1)	9,094	1,179
FormFactor, Inc.(1)	10,018	250
Limelight Networks, Inc.(1)	28,639	165
Mimecast Ltd.(1)	3,952	185
Q2 Holdings, Inc.(1)	13,572	1,239
Qualys, Inc.(1)	2,082	204
Repay Holdings Corp.(1)	6,076	143
Tenable Holdings, Inc.(1)	7,624	288
Tower Semiconductor Ltd.(1)	12,576	229
Varonis Systems, Inc.(1)	1,772	205
		6,136

Materials—2.8%
Balchem Corp.	5,551	542
Quaker Chemical Corp.	1,647	296
		838

Real Estate—1.0%
Essential Properties Realty Trust, Inc.	15,562	285
Total Common Stocks (Identified Cost $18,612)		29,313

Total Long-Term Investments—99.1% (Identified Cost $18,612)		29,313

TOTAL INVESTMENTS—99.1% (Identified Cost $18,612)		$29,313
Other assets and liabilities, net—0.9%		271
NET ASSETS—100.0%		$29,584

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	95%
Jersey	3
Israel	1
Bermuda	1
Total	100%
† % of total investments as of September 30, 2020.
See Notes to Schedule of Investments

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$29,313	$29,313
Total Investments	$29,313	$29,313
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SILVANT SMALL-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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